Long-term Borrowings - Schedule of Future Principal Repayments on Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-Term Debt [Abstract]
2028	$ 130
Thereafter	10,897
Total	$ 11,027	$ 0